Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,	June 30,
	2022	2023
Lubricants	$617	$457
Bunkers	1,294	401
Total	$1,911	$858